UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY VALUE FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (89.0%)

Banks (3.5%)
J.P. Morgan Chase & Co.	3,500	$145,740
		145,740
Biotechnology & Drugs (4.7%)
*Angiotech Pharmaceuticals, Inc.	13,500	199,800
		199,800
Communications (2.1%)
*Cisco Systems, Inc.	4,000	86,680
		86,680
Computer Hardware (7.7%)
*Hyperion Solutions	4,000	130,400
Intel Corp	10,000	193,500
		323,900
Computer Services (5.3%)
*Netease.com Inc. ADR	9,000	220,860
		220,860
Diversified Electronic (2.3%)
Anixter International Inc	2,000	95,560
		95,560
Drugs & Pharmaceuticals (14.0%)
*Andrx Group	7,500	178,050
*Kos Pharmaceuticals, Inc.	4,000	191,080
Merck & Co	3,500	123,305
Wyeth	2,000	97,040
		589,475
Engineering (3.6%)
*Hovnanian Enterprises	3,500	153,755
		153,755
Financial (6.3%)
*Affiliated Managers Group	1,000	106,610
Merrill Lynch	2,000	157,520
		264,130
Healthcare (8.8%)
*Amsurg Corporation	6,500	147,485
Biomet, Inc.	3,000	106,560
*Genzyme Corp.	1,700	114,274
		368,319
Insurance (9.1%)
Berkley (W.R.)	2,500	145,150
St. Paul Travelers	3,000	125,370
Everest Reinsurance Group Ltd.	1,200	112,044
		382,564
Machinery & Equipment (2.5%)
Caterpillar Inc	1,500	107,715
		107,715
Medical Equipment (4.4%)
*Boston Scientific Corp.	8,000	184,400
		184,400
Oil & Gas Operations (8.2%)
ConocoPhillips	2,500	157,875
*Maverick Tube	3,500	185,465
		343,340
Semiconductor (4.2%)
*Portal Player Inc.	2,000	44,460
Texas Instruments	4,000	129,880
		174,340
Transportation (2.3%)
*YRC Worldwide Inc.	2,500	95,150
		95,150

TOTAL COMMON STOCKS (COST: $3,246,161)		$3,735,728

REPURCHASE AGREEMENTS (7.4%)	Matured Amount
Wells Fargo Repurchase Agreement
4.24%, dated 03/01/06, due 04/05/06, Collateralized by U.S. Treasury obligations	211,645	$211,645
Wells Fargo Repurchase Agreement
4.50%, dated 03/28/06, due 04/19/06, Collateralized by U.S. Treasury obligations	100,000	100,000
TOTAL REPURCHASE AGREEMENTS (COST: $311,645)		$311,645

SHORT-TERM SECURITIES (2.0%)	Shares
Wells Fargo Advantage Investment Money Market	82,182	$82,182
TOTAL SHORT-TERM SECURITIES (COST: $82,182)		$82,182

TOTAL INVESTMENTS IN SECURITIES (COST: $3,639,988)		$4,129,555
OTHER ASSETS LESS LIABILITIES		68,205

NET ASSETS		$4,197,760

ADR - American Depository Receipt
*Non-income producing

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,639,988.  The net unrealized appreciation of investments based on the cost was $489,567, which is comprised of $749,187 aggregate gross unrealized appreciation and $259,620aggregate gross unrealized depreciation.

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (89.0%)

Biotechnology & Drugs (3.4%)
*Angiotech Pharmaceuticals, Inc.	32,000	$473,600
		473,600
Chemicals (2.6%)
Agrium Inc.	14,500	366,270
		366,270
Communications Equipment (2.3%)
*Cisco Systems, Inc.	15,000	325,050
		325,050
Computer Hardware (9.6%)
*Hyperion Solutions	16,500	537,900
Intel Corp	17,500	338,625
*ManTech International	14,000	465,080
		1,341,605
Computer Services (5.2%)
*Netease.com Inc. ADR	30,000	736,200
		736,200
Diversified Electronic (3.8%)
Anixter International Inc	11,000	525,580
		525,580
Drugs and Pharmaceuticals (8.8%)
*Andrx Group	25,000	593,500
*Kos Pharmaceuticals, Inc.	13,500	644,895
		1,238,395
Engineering (2.2%)
*Hovnanian Enterprises	7,000	307,510
		307,510
Financial (8.1%)
*Affiliated Managers Group	6,000	639,660
*Dime Bancorp Warrants	20,400	3,468
*E*Trade Financial Corp.	18,000	485,640
		1,128,768
Healthcare (8.2%)
*Amsurg Corporation	20,000	453,800
Biomet, Inc.	8,500	301,920
*Express Scripts	4,500	395,550
		1,151,270
Hospitals (3.2%)
*Community Health Systems	12,300	444,645
		444,645
Insurance (7.9%)
Berkley (W.R.)	13,500	783,810
Everest Reinsurance Group Ltd.	3,500	326,795
		1,110,605
Oil And Gas Operations (6.5%)
*Maverick Tube	9,500	503,405
*Newfield Exploration	9,800	410,620
		914,025
Semiconductor (4.5%)
*Portal Player Inc.	8,000	177,840
Texas Instruments	14,000	454,580
		632,420
Telecommunications (3.5%)
Turkcell ADR	29,000	483,430
		483,430
Transportation (9.2%)
Arkansas Best Corp.	10,500	410,760
Hunt (JB) Transport	15,000	323,100
*YRC Worldwide Inc.	14,500	551,870
		1,285,730

TOTAL COMMON STOCKS (COST: $9,223,722)		$12,465,103

REPURCHASE AGREEMENTS (6.6%)	Matured Amount
Wells Fargo Repurchase Agreement
4.24%, dated 03/01/06, due 04/05/06, Collateralized by U.S. Treasury Obligations	627,948	$627,948
Wells Fargo Repurchase Agreement
4.50%, dated 03/28/06, due 04/19/06, Collateralized by U.S. Treasury Obligations	300,000	300,000
TOTAL REPURCHASE AGREEMENTS (COST: $927,948)		$927,948

SHORT-TERM SECURITIES (5.1%)	Shares
Wells Fargo Advantage Investment Money Market	476,000	$476,000
Wells Fargo Advantage Treasury Plus Money Market	232,016	232,016
TOTAL SHORT-TERM SECURITIES (COST: $708,016)		$708,016

TOTAL INVESTMENTS IN SECURITIES (COST: $10,859,686)		$14,101,067
OTHER ASSETS LESS LIABILITIES		(94,094)

NET ASSETS		$14,006,973

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,859,686.  The net unrealized appreciation of investments based on the cost was $3,241,381, which is comprised of $3,678,862 aggregate gross unrealized appreciation and $437,481 aggregate gross unrealized depreciation.

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (88.8%)

Biotechnology & Drugs (5.7%)
*Angiotech Pharmaceuticals, Inc.	28,000	$414,400
		414,400
Communications Equipment (2.4%)
*Cisco Systems, Inc.	8,000	173,360
		173,360
Computer Hardware (6.4%)
*Hyperion Solutions	8,000	260,800
Intel Corp	11,000	212,850
		473,650
Diversified Electronic (3.3%)
Anixter International Inc	5,000	238,900
		238,900
Drugs and Pharmaceuticals (28.8%)
*Amgen, Inc.	5,000	363,750
*Andrx Group	14,000	332,360
*Caremark RX, Inc	8,400	413,112
*Kos Pharmaceuticals, Inc.	7,500	358,275
Merck & Co	10,000	352,300
Wyeth	6,000	291,120
		2,110,917
Financial (3.6%)
*Affiliated Managers Group	2,500	266,525
		266,525
Healthcare (20.6%)
*Amsurg Corporation	14,000	317,660
Biomet, Inc.	5,000	177,600
*Express Scripts	2,500	219,750
*Genzyme Corp.	5,500	369,710
*WellPoint Inc.	5,500	425,865
		1,510,585
Hospitals (8.8%)
*Community Health Systems	10,000	361,500
*Lifepoint Hospitals Inc	9,000	279,900
		641,400
Medical Equipment (5.7%)
*Boston Scientific Corp.	18,000	414,900
		414,900
Semiconductor (3.5%)
Texas Instruments	8,000	259,760
		259,760

TOTAL COMMON STOCKS (COST: $5,524,392)		$6,504,397

REPURCHASE AGREEMENTS (6.4%)	Matured Amount
Wells Fargo Repurchase Agreement
4.24%, dated 03/01/06, due 04/05/06, Collateralized by U.S. Treasury Obligations	318,609	$318,609
Wells Fargo Repurchase Agreement
4.50%, dated 03/28/06, due 04/19/06, Collateralized by U.S. Treasury Obligations	150,000	150,000
TOTAL REPURCHASE AGREEMENTS (COST: $468,609)		$468,609

SHORT-TERM SECURITIES (5.5%)	Shares
Wells Fargo Advantage Investment Money Market	241,000	$241,000
Wells Fargo Advantage Treasury Plus Money Market	161,367	161,367
TOTAL SHORT-TERM SECURITIES (COST: $402,367)		$402,367

TOTAL INVESTMENTS IN SECURITIES (COST: $6,395,368)		$7,375,373
OTHER ASSETS LESS LIABILITIES		(51,377)

NET ASSETS		$7,323,996

* Non-income producing

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $6,395,368.  The net unrealized appreciation of investments based on the cost was $980,005, which is comprised of $1,398,956 aggregate gross unrealized appreciation and $418,951aggregate gross unrealized depreciation.

INTEGRITY TECHNOLOGY FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (90.8%)

Biotechnology & Drugs (3.5%)
*Angiotech Pharmaceuticals, Inc.	18,000	$266,400
		266,400
Business Service (4.4%)
*Labor Ready Inc.	14,000	335,300
		335,300
Communications Equipment (2.2%)
*Cisco Systems, Inc.	8,000	173,360
		173,360
Computer Hardware (11.1%)
*Hyperion Solutions	6,000	195,600
Infosys Technologies ADR	3,500	272,510
Intel Corp	20,000	387,000
		855,110
Computer Services (5.7%)
*Netease.com Inc. ADR	18,000	441,720
		441,720
Diversified Electronic (7.9%)
Anixter International Inc	5,500	262,790
*Benchmark Electronic	9,015	345,725
		608,515
Drugs and Pharmaceuticals (13.3%)
*Andrx Group	7,000	166,180
*Kos Pharmaceuticals, Inc.	8,000	382,160
Merck & Co	6,000	211,380
Wyeth	5,500	266,860
		1,026,580
Financial (5.9%)
*Affiliated Managers Group	2,500	266,525
*E*Trade Financial Corp.	7,000	188,860
		455,385
Healthcare (9.3%)
*Amsurg Corporation	12,000	272,280
Biomet, Inc.	5,000	177,600
*Genzyme Corp.	4,000	268,880
		718,760
Medical Equipment (2.4%)
*Boston Scientific Corp.	8,000	184,400
		184,400
Semiconductor (5.4%)
*Portal Player Inc.	4,000	88,920
Texas Instruments	10,000	324,700
		413,620
Telecommunications (19.7%)
America Movil SA ADR	8,000	274,080
*Covad Communications Group Inc.	667	1,287
Harris Corp	7,500	354,675
*j2 Global Communications	6,500	305,500
*Trimble Navigation	5,595	252,054
Turkcell ADR	20,000	333,402
		1,520,998

TOTAL COMMON STOCKS (COST: $5,166,788)		$7,000,148

REPURCHASE AGREEMENTS (6.0%)	Matured Amount
Wells Fargo Repurchase Agreement
4.24%, dated 03/01/06, due 04/05/06, Collateralized by U.S. Treasury Obligations	313,941	$313,941
Wells Fargo Repurchase Agreement
4.50%, dated 03/28/06, due 04/19/06, Collateralized by U.S. Treasury Obligations	150,000	150,000
TOTAL REPURCHASE AGREEMENTS (COST: $463,941)		$463,941

SHORT-TERM SECURITIES (4.6%)	Shares
Wells Fargo Advantage Investment Money Market	255,000	$255,000
Wells Fargo Advantage Treasury Plus Money Market	101,216	101,216
TOTAL SHORT-TERM SECURITIES (COST: $356,216)		$356,216

TOTAL INVESTMENTS IN SECURITIES (COST: $5,986,945)		$7,820,305
OTHER ASSETS LESS LIABILITIES		(112,839)

NET ASSETS		$7,707,466

ADR - American Depository Receipt
*Non-income producing

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,986,945.  The net unrealized appreciation of investments based on the cost was $1,833,360, which is comprised of $2,151,869 aggregate gross unrealized appreciation and $318,509 aggregate gross unrealized depreciation.

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (70.6%)

Automotive (0.3%)
*Dura Automotive Systems, Inc.	70,000	$168,000
		168,000
Basic Materials (4.4%)
Compass Minerals International	90,000	2,249,100
		2,249,100
Business Service (6.0%)
*Portfolio Recovery Associates	65,000	3,043,950
		3,043,950
Business Software & Services (2.6%)
*EPIQ Systems, Inc.	70,000	1,330,000
		1,330,000
Chemicals (5.2%)
3M Co.	35,000	2,649,150
		2,649,150
Computer Hardware (4.8%)
IBM	30,000	2,474,100
		2,474,100
Conglomerates (5.7%)
Raytheon Co.	64,000	2,933,760
		2,933,760
Drugs & Pharmaceuticals (11.1%)
AmerisourceBergen Corp	65,000	3,137,550
Johnson & Johnson	43,000	2,546,460
		5,684,010
Insurance (9.1%)
Aflac, Inc.	50,000	2,256,500
RenaissanceRe Holdings Ltd.	55,000	2,399,100
		4,655,600
Machinery & Equipment (5.5%)
Parker-Hannifin	35,000	2,821,350
		2,821,350
Office Supplies (5.6%)
*Xerox Corp	190,000	2,888,000
		2,888,000
Software & Programming (4.8%)
Microsoft Corp.	90,000	2,448,900
		2,448,900
Telecommunications (5.5%)
Commonwealth Telephone Enterprises, Inc.	30,000	1,033,500
Verizon Communications, Inc.	52,000	1,771,120
		2,804,620

TOTAL COMMON STOCKS (COST: $34,563,275)		$36,150,540

REPURCHASE AGREEMENT (5.9%)	Matured Amount
Wells Fargo Repurchase Agreement
4.34%, dated 03/01/06, due 04/05/06, Collateralized by U.S. Treasury Obligations	3,000,000	$3,000,000
TOTAL REPURCHASE AGREEMENT (COST: $3,000,000)		$3,000,000

SHORT-TERM SECURITIES (6.8%)	Shares
Wells Fargo Advantage Investment Money Market	1,750,000	$1,750,000
Wells Fargo Advantage Treasury Plus Money Market	1,750,000	1,750,000
TOTAL SHORT-TERM SECURITIES (COST: $3,500,000)		$3,500,000

TOTAL INVESTMENTS IN SECURITIES (COST: $41,063,275)		$42,650,540
OTHER ASSETS LESS LIABILITIES		8,560,372

NET ASSETS		$51,210,912

*Non-income producing

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $41,063,275.  The net unrealized appreciation of investments based on the cost was $1,587,265, which is comprised of $2,650,096 aggregate gross unrealized appreciation and $1,062,831 aggregate gross unrealized depreciation.

INTEGRITY ALL SEASON FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets			Quantity	Market Value

COMMON STOCK (27.9%)

Aerospace & Military Technology (0.7%)
General Dynamics			1,600	$102,368
				102,368
Airlines (0.9%)
Expeditors International of Washington			1,400	120,946
				120,946
Automotive (0.7%)
Toyota Motor Corp.			900	98,010
				98,010
Banks (1.6%)
Royal Bank of Canada			1,300	109,616
Toronto-Dominion Bank			1,900	105,830
				215,446
Building Materials (1.3%)
Martin Marietta Materials			1,123	120,195
*Toll Brothers Inc.			1,800	62,334
				182,529
Chemicals (1.0%)
Fuller (H.B.) Co.			2,595	133,227
				133,227
Commercial Services (0.3%)
*Iron Mountain			1,200	48,888
				48,888
Consumer Products (1.2%)
*Apollo Group Inc.			900	47,259
Archer-Daniels-Midland			3,500	117,775
				165,034
Energy (0.5%)
Ensco International Inc.			1,300	66,885
				66,885
Entertainment (0.4%)
*Penn National Gaming			1,500	63,270
				63,270
Financial (4.7%)
*AllianceBernstein Holding L.P.			900	59,625
Chicago Mercantile Exch A			100	44,750
*ChoicePoint Inc.			1,200	53,700
*E-Trade Financial Corp.			4,356	117,525
First Marblehead Corp.			1,500	64,875
Goldman Sachs Group			700	109,872
Jeffries Group Inc.			1,415	82,778
Nuveen Investments			1,200	57,780
Schwab (Charles) Corp			3,200	55,072
				645,977
Healthcare (1.8%)
CIGNA Corp.			700	91,434
*Express Scripts			1,100	96,690
Manor Care Inc			1,400	62,090
				250,214
Hotels (1.4%)
Choice Hotels Intl			1,562	71,508
Four Seasons Hotels, Inc.			900	45,630
*Wynn Resorts Ltd			900	69,165
				186,303
Insurance (1.4%)
*Coventry Health Care			1,600	86,368
*Arch Cap Group Ltd.			1,000	57,740
Axis Cap Holdings Ltd.			1,700	50,830
				194,938
Machinery & Equipment (1.5%)
Caterpillar Inc			1,500	107,715
Regal-Beloit Corp.			2,500	105,675
				213,390
Metals (0.5%)
Freeport-McMoRan Copper & Gold, Inc.			1,200	71,724
				71,724
Office Supplies (0.4%)
*Hewitt Associates Inc.			2,000	59,480
				59,480
Oil & Gas Operations (1.6%)
*McDermott International Inc.			1,500	81,675
Schlumberger Ltd.			600	75,942
XTO Energy Inc.			1,300	56,641
				214,258
Publishing (0.5%)
McGraw-Hill Companies, Inc.			1,300	74,906
				74,906
Real Estate Investment Trusts (0.4%)
General Growth Properties, Inc.			1,100	53,757
				53,757
Restaurants (0.5%)
*Red Robbin Gourmet Burgers, Inc.			1,400	66,080
				66,080
Retail (0.9%)
*Blue Nile, Inc.			1,700	59,823
*Dicks Sporting Goods			1,500	59,505
				119,328
Semiconductor (0.7%)
National Semiconductor			3,600	100,224
				100,224
Software & Programming (0.9%)
*Citrix Systems, Inc.			3,100	117,490
				117,490
Transportation (2.1%)
C.H. Robinson Worldwide			1,300	63,817
Canadian National Railway			2,400	108,672
Canadian Pacific Railway, Ltd.			2,300	114,931
				287,420

TOTAL COMMON STOCKS (COST: $3,217,213)				$3,852,092

EXCHANGE TRADED FUNDS (24.9%)
ML Internet Holders			5,000	290,800
IShares MSCI Japan IN			32,159	463,090
IShares Lehman TIPS			1,635	164,563
IShares FTSE/Xinhua China 25 Index Fund			2,057	152,794
IShares Lehman Aggregate Bond Fund			2,006	198,754
IShares Lehman 20+ Yr. Treas.			3,200	277,984
IShares Lehman 7-10 year Treasury			3,060	249,635
IShares Lehman 1-3 Year Treasury Bond Fund			6,410	512,736
IShares Dow Jones U.S. Telecomm. Sector Index Fund			16,983	439,520
IShares Dow Jones U.S. Healthcare Sector Index Fund			3,776	240,342
*Pharmeceutical Holders Trust			3,400	242,760
Rydex S&P Equal Weight ETF			1,167	205,859

TOTAL EXCHANGE TRADED FUNDS (COST: $3,620,502)				$3,438,837

	Coupon Rate	Maturity	Principal Amount
CORPORATE BONDS (16.7%)

Broadcast Service Program 1.5%)
Liberty Media Corp	8.250	02/01/30	105,000	101,453
Sirius Satellite Radio	9.625	08/01/13	107,000	105,127
				206,580
Building Residential/Commer. (3.2%)
K Hovnanian Enterprises	6.250	01/15/16	74,000	67,062
William Lyon Homes	10.750	04/01/13	60,000	60,600
William Lyon Homes	7.500	02/15/14	48,000	41,280
M/I Homes Inc.	6.875	04/01/12	76,000	69,920
Standard Pacific Corporation	6.250	04/01/14	77,000	68,337
Tech Olympic USA, Inc.	7.500	03/15/11	45,000	41,175
Tech Olympic USA	7.500	01/15/15	25,000	21,625
WCI Communities Inc	6.625	03/15/15	79,000	69,718
				439,717
Casino Hotels (1.7%)
155 E Tropicana LLC	8.750	04/01/12	72,000	71,280
Trump Entertainment Resorts	8.500	06/01/15	107,000	104,058
Wynn Las Vegas	6.625	12/01/14	65,000	63,538
				238,876
Computers (0.8%)
Safeguard Scientifics	2.625	03/15/24	138,000	107,295
				107,295
Electronic Comp-Semicon. (0.8%)
Amkor Technologies, Inc.	7.750	05/15/13	118,000	109,150
				109,150
Finance-Auto Loans (1.6%)
Ford Motor Credit Co	7.000	10/01/13	117,000	102,955
General Motors Acceptance Corp	7.000	02/01/12	120,000	110,102
				213,057
Finance-Other Services (0.5%)
Level 3 Financing	10.750	10/15/11	74,000	74,555
				74,555
Food-Retail (1.5%)
Landry's Restaurant	7.500	12/15/14	110,000	106,425
Marsh Supermarkets	8.875	08/01/07	113,000	104,525
				210,950
Medical/Hospitals (0.8%)
Tenet Healthcare	6.875	11/15/31	129,000	102,877
				102,877
Miscellaneous Manufacturer (0.8%)
Propex Fabrics Inc.	10.000	12/01/12	116,000	110,200
				110,200
Multimedia (0.8%)
Carmike Cinemas	7.500	02/15/14	112,000	102,900
				102,900
Retail-Jewelry (0.7%)
Finlay Fine Jewelry Corp	8.375	06/01/12	116,000	101,790
				101,790
Telecom Services (1.2%)
Grande Communications	14.000	04/01/11	65,000	65,650
PacWest Telecom Inc.	13.500	02/01/09	106,000	105,470
				171,120
Textile (0.8%)
Unifi Inc.	6.500	02/01/08	125,000	113,125
				113,125

TOTAL CORPORATE BONDS (COST: $2,281,248)				$2,302,192

GOVERNMENT (8.7%)
FHLB Discount Note	4.490	05/12/06	1,208,000	1,201,824
TOTAL GOVERNMENT (COST: $1,199,262)				$1,201,824

SHORT-TERM SECURITIES (6.2%)			Shares
Wells Fargo Advantage Investment Money Market			425,000	$425,000
Wells Fargo Advantage Treasury Plus Money Market			425,000	425,000
TOTAL SHORT-TERM SECURITIES (COST: $850,000)				$850,000

TOTAL INVESTMENTS IN SECURITIES (COST: $11,168,225)				$11,644,945
OTHER ASSETS LESS LIABILITIES				2,153,801

NET ASSETS				$13,798,746

*Non-income producing

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $11,169,873.  The net unrealized appreciation of investments based on the cost was $475,072, which is comprised of $553,595 aggregate gross unrealized appreciation and $78,523aggregate gross unrealized depreciation.

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (94.9%)

Aerospace & Defense (1.2%)
Spacehab	5.500%	10/15/10	$1,095,000	$890,066
				890,066
Broadcast Serv/Program (8.6%)
Liberty Media Corp	8.250	02/01/30	3,276,000	3,165,340
Sirius Satellite Radio	9.625	08/01/13	3,449,000	3,388,642
				6,553,982
Building-Residential/Commercial (7.1%)
K Hovnanian Enterprises	6.250	01/15/16	600,000	543,750
William Lyon Homes	10.750	04/01/13	1,901,000	1,920,010
Standard Pacific Corporation	6.250	04/01/14	243,000	215,663
Tech Olympic USA, Inc.	7.500	03/15/11	243,000	222,345
Tech Olympic USA	7.500	01/15/15	832,000	719,680
WCI Communities Inc	6.625	03/15/15	2,018,000	1,780,885
				5,402,333
Casino Hotels (8.2%)
Magna Entertainment	7.250	12/15/09	547,000	537,291
155 E Tropicana LLC	8.750	04/01/12	2,276,000	2,253,240
Trump Entertainment Resorts	8.500	06/01/15	2,881,000	2,801,773
Wynn Las Vegas	6.625	12/01/14	705,000	689,138
				6,281,442
Computers (4.3%)
Safeguard Scientifics	2.625	03/15/24	4,210,000	3,273,275
				3,273,275
Electronic Computer-Semiconductor (3.2%)
Advanced Micro Devices	7.750	11/01/12	259,000	270,979
Amkor Technologies, Inc.	7.750	05/15/13	2,331,000	2,156,175
				2,427,154
Finance-Auto Loans (8.6%)
Ford Motor Credit Co	7.000	10/01/13	3,655,000	3,216,239
General Motors Acceptance Corp	7.000	02/01/12	3,624,000	3,325,085
				6,541,324
Finance-Invest Bnkr/Brkr (1.8%)
Labranche & Company	11.000	05/15/12	1,254,000	1,388,805
				1,388,805
Finance-Other Services (0.7%)
Level 3 Financing	10.750	10/15/11	500,000	503,750
				503,750
Food-Retail (8.8%)
Landry's Restaurant	7.500	12/15/14	3,519,000	3,404,632
Marsh Supermarkets	8.875	08/01/07	3,559,000	3,292,075
				6,696,707
Marine Services (1.7%)
Great Lakes Dredge & Dock	7.750	12/15/13	1,378,000	1,295,320
				1,295,320
Medical-Hospitals (3.9%)
Tenet Healthcare	6.875	11/15/31	3,709,000	2,957,928
				2,957,928
Miscellaneous Manufacturer (3.8%)
Propex Fabrics Inc.	10.000	12/01/12	3,053,000	2,900,350
				2,900,350
Multimedia (4.0%)
Carmike Cinemas	7.500	02/15/14	3,350,000	3,077,812
				3,077,812
Oil Co.-Explor. & Prod. (3.1%)
Callon Petroleum	9.750	12/08/10	981,000	1,033,729
Mission Resources Corp	9.875	04/01/11	1,297,000	1,374,820
				2,408,549
Oil Refining & Marketing (2.4%)
United Refining	10.500	08/15/12	1,707,000	1,809,420
				1,809,420
Recreational Centers (1.2%)
Town Sports International	9.625	04/15/11	905,000	954,775
				954,775
Resorts-Themeparks (1.8%)
Six Flags Inc.	8.875	02/01/10	173,000	172,135
Six Flags Inc.	9.750	04/15/13	1,208,000	1,223,100
				1,395,235
Retail-Jewelry (4.1%)
Finlay Fine Jewelry Corp	8.375	06/01/12	3,554,000	3,118,635
				3,118,635
Retail-Major Department Store (2.3%)
Toys R Us	7.375	10/15/18	2,367,000	1,769,333
				1,769,333
Retail-Regional Department Store (0.3%)
Dillards, Inc.	7.750	05/15/27	120,000	115,350
Dillards, Inc.	7.000	12/01/28	129,000	117,390
				232,740
Storage/Warehousing (0.2%)
Mobile Mini Inc.	9.500	07/01/13	128,000	140,160
				140,160
Telecom Services (7.5%)
Ciena Corporation	3.750	02/01/08	2,108,000	2,010,429
Grande Communications	14.000	04/01/11	2,787,000	2,814,870
PacWest Telecom Inc.	13.500	02/01/09	940,000	935,300
				5,760,599
Telephone-Integrated (2.1%)
Level 3 Communications Inc.	9.125	05/01/08	1,001,000	998,497
Level 3 Communications Inc.	11.000	03/15/08	599,000	606,487
				1,604,984
Textile-Apparel (4.0%)
Unifi Inc.	6.500	02/01/08	3,400,000	3,077,000
				3,077,000

TOTAL CORPORATE BONDS (COST: $72,614,684)				$72,461,678

SHORT-TERM SECURITIES (3.0%)			Shares
Wells Fargo Advantage Investment Money Market			2,303,999	$2,303,999
TOTAL SHORT-TERM SECURITIES (COST: $2,303,999)				$2,303,999

TOTAL INVESTMENTS IN SECURITIES (COST: $74,918,683)				$74,765,677
OTHER ASSETS LESS LIABILITIES				1,606,859

NET ASSETS				$76,372,536

Note: INVESTMENT IN SECURITIES

At March 31, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $74,918,683.  The net unrealized depreciation of investments based on the cost was $153,006, which is comprised of $1,271,922 aggregate gross unrealized appreciation and $1,424,928aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/ Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/ Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 30, 2006

BY: /s/ Laura Anderson
 LAURA ANDERSON
TREASURER

Date: May 30, 2006